Consolidated Statements of Changes in Partners' Capital (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Limited Partners Common
Distributions declared and paid	$ 0.32	$ 0.46	$ 0.94
Limited Partners Preferred
Distributions declared and paid	$ 0.86	$ 0.86	$ 0.87